PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 9,028	$ 8,275
Less: Accumulated depreciation	(6,239)	(5,329)
Property and equipment, net	2,789	2,946
Depreciation expenses	1,280	1,223	$ 1,217
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	1,466	1,451
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	3,386	3,069
IT equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	2,437	2,393
Vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 1,739	$ 1,362